Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial assets and liabilities Measurement
The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2022
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$52,558	$-	$-
Restricted cash	1,137	-	-
Money market funds	30,828	-	-
Bank deposits	3,366	-	-
Bank deposits	134,000	-	-
Restricted deposits	50	-	-
Marketable securities	-	431,132	-
Asset derivatives	-	60	-
Liability derivatives	-	(1,444)	-
	$221,939	$429,748	$-
	December 31, 2021
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$48,264	$-	$-
Restricted cash	2,919	-	-
Money market funds	19,091	-	-
Bank deposits	3,796	-	-
Bank deposits	134,000	-	-
Restricted deposits	50	-	-
Marketable securities	-	435,674	-
Asset derivatives	-	822	-
Liability derivatives	-	(4)	-
Contingent consideration	-	-	(13,858)
	$208,120	$436,492	$(13,858)

Summary of Changes in Fair Value of Contingent Consideration
The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2021	$(13,858)
Payment	1,609
Revaluation	12,249
Fair value as of December 31, 2022	$-